REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUES FROM CONTRACTS WITH CUSTOMERS

The following table presents revenues from contracts with customers disaggregated by product/service:

	Three Months Ended November 30, 2023	Three Months Ended November 30, 2022	Nine Months Ended November 30, 2023	Nine Months Ended November 30, 2022
Device rental activities	$416,062	$154,628	$997,754	$622,647
Direct sales of goods and services	180,918	247,771	370,797	432,393
	$596,980	$402,399	$1,368,551	1,055,040

The following table presents revenues from contracts with customers disaggregated by product/service:

	Year Ended February 28, 2023	Year Ended February 28, 2022
Device rental activities	$754,126	$592,401
Direct sales of goods and services	577,830	854,708
	$1,331,956	$1,447,109